Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2022
Dividends on ordinary shares [Abstract]
Dividends on ordinary shares

	Half year ended 30.06.22		Half year ended 30.06.21
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	4.0	664	1.0	173